Related Party Transactions (Details) - Schedule of operations through proceeds borrowed from related parties - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions (Details) - Schedule of operations through proceeds borrowed from related parties [Line Items]
Total due to related parties	$ 830,054	$ 597,826
Zhentao Jiang [Member]
Related Party Transactions (Details) - Schedule of operations through proceeds borrowed from related parties [Line Items]
Total due to related parties	906,894	712,485
Wenjie Tang [Member]
Related Party Transactions (Details) - Schedule of operations through proceeds borrowed from related parties [Line Items]
Total due to related parties	(78,815)	(116,610)
Yufeng Mi [Member]
Related Party Transactions (Details) - Schedule of operations through proceeds borrowed from related parties [Line Items]
Total due to related parties	$ 1,975	$ 1,951